EQUITY INVESTMENTS (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Liyu [Member]
Equity Method Investment, Ownership Percentage	30.00%
Income (Loss) from Subsidiaries, Net of Tax, Total	4,030	2,954	497
Proceeds from Equity Method Investment, Dividends or Distributions	2,100	2,467	1,200
Jinong [Member]
Equity Method Investment, Ownership Percentage	17.94%	23.00%
Income (Loss) from Subsidiaries, Net of Tax, Total		(1,345)	1,215